Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES:
Net income	$ 501	$ 7,528
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,173	20,437
Amortization and write-off of deferred financing costs	1,145	526
Amortization of deferred drydock and special survey costs	1,620	460
Changes in operating assets and liabilities:
Increase in accounts receivable	(341)	(87)
Increase in balance due from related companies, current	0	(4,181)
(Increase)/decrease in inventories	(4,305)	205
Increase in other current assets	(1,039)	0
Increase in prepaid expenses	(210)	(2,653)
Increase in balance due from related parties, non-current	(333)	(1,274)
Increase in other long term assets	0	(457)
(Decrease)/increase in accounts payable	(1,171)	890
(Decrease)/increase in accrued expenses	(258)	45
Increase in due to related companies	3,573	0
Decrease in deferred income and cash received in advance	(860)	(205)
Payments for drydock and special survey costs	(3,174)	(1,621)
Net cash provided by operating activities	9,321	19,613
INVESTING ACTIVITIES:
Acquisition of/ additions to vessels	(56,647)	(63,174)
Net cash used in investing activities	(56,647)	(63,174)
FINANCING ACTIVITIES:
Proceeds from long-term borrowings, net	125,022	68,500
Repayment of long-term debt and financial liability	(77,882)	(25,930)
Debt issuance costs	(1,851)	(1,465)
Proceeds from issuance of common units, net of offering costs	0	29,055
Net cash provided by financing activities	45,289	70,160
Net (decrease)/increase in cash and cash equivalents and restricted cash	(2,037)	26,599
Cash and cash equivalents and restricted cash, beginning of period	18,892	14,501
Cash and cash equivalents and restricted cash, end of period	16,855	41,100
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net	$ 6,460	$ 3,408